Components of Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Income before income taxes and non controlling interest	[1]	$ 58,504	$ 56,275	$ 22,360
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest		$ 58,504	$ 56,275	$ 22,360

[1]	(1) Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $15,442 and $5,790 for the years ended December 31, 2019 and 2018, respectively, and unrealized gain of $4,094 for the year ended December 31, 2017, and write-off of unamortized deferred debt issuance costs and bond discounts of $881 and $7,550 for the years ended December 31, 2018 and 2017, respectively.